CARLYLE CREDIT INCOME FUND (CCIF) August 2024 DIVERSIFICATION BY CREDIT TYPE OF UNDERLYING OBLIGORS Obligor % Total First Lien Loan 96.59% Unsecured Loan 0.00% Second Lien Loan 0.70% Senior Secured Bond 1.87% Senior Unsecured Bond 0.82% Unsecured Bond 0.02% Total 100.00% 1Past performance is not indicative of future results or a guarantee of future returns. Please review the Important Information. 1. Percentages may not sum due to rounding. Ticker Symbol CCIF Total Net Asset Value (est.) $114.31 Million Net Asset Value per share (est.) $7.44 Closing Price per share $8.65 Premium / Discount 16.26% Total Market Capitalization $132.97 Million Current Dividend Yield 14.18% Current Dividend Yield Based on Dividends Declared Through November 2024 14.57% Frequency of Common Stock Dividend Payments Monthly PIE CHART Reference PPT template for styling PORTFOLIO SUMMARY SUMMARY OF UNDERLYING PORTFOLIO Number of Unique Underlying Loan Obligors 1,356 Number of Underlying Loans 1,899 Aggregate Balance of Underlying Loans $22.39 Billion Average Individual Loan Obligor Exposure 0.07% Currency: USD Exposure 100.00% Aggregate Indirect Exposure to Senior Secured Loans 96.59% Weighted Average Junior OC Cushion 4.38% Weighted Average Market Value of Loan Collateral 97.42 TOP 5 EQUITY POSITIONS Madison Park Funding LXII 3.98% Benefit Street Partners CLO XXIII 3.85% Voya CLO 2020-2 3.82% AIMCO CLO 10 3.70% CIFC Funding 2020-III 3.48% DIVERSIFICATION BY CREDIT Y OF UNDERLYIN OBILIGORS1 SUMMARY OF UN ERLYING PORTFOLIO COMMON STOCK DATA AS OF 8/31/24 TOP 5 POSITIONS Weighted Average Remaining CLO Reinvestment Period 2.3 years Last 12 Month Default Rate including Distressed Exchanges of Underlying Loans 1.39% Ticker Symbol CCIA Closing Price per share $25.78 PREFERRED STOCK DATA AS OF 8/31/24 98.53% 1.47% CLO Equity Legacy Real Estate Loans

0.1% 1.1% 4.1% 11.1% 34.9% 16.8% 31.9% 0% 5% 10% 15% 20% 25% 30% 35% 40% 2024 2025 2026 2027 2028 2029 2030+ Wtd Avg = 4.6 years TOP 10 UNDERLYING OBLIGORS Obligor % Total Asurion 0.60% Medline 0.56% Sedgwick Claims Management Service 0.55% TransDigm 0.54% Caesars Entertainment 0.50% TIBCO Software 0.50% Altice France 0.48% Peraton 0.48% Brookfield WEC Holdings 0.45% Virgin Media 0.43% Total 5.09% 2 TOP 10 INDUSTRIES OF UNDERLYING OBLIGORS Industry % Total High Tech 12.76% Healthcare & Pharmaceuticals 11.44% Banking, Finance, Insurance & Real Estate 9.60% Services: Business 7.62% Hotels, Gaming & Leisure 5.20% Chemicals, Plastics & Rubber 4.82% Construction & Building 4.60% Capital Equipment 4.10% Telecommunications 4.08% Aerospace & Defense 4.03% Total 68.24% WEIGHTED AVERAGE RATING DISTRIBUTION1 WEIGHTED AVERAGE MATURITY DISTRIBUTION1 TOP 10 UNDE I G OBLIGORS1 TOP 10 INDUSTRIES F DERLYING OBLIGORS1 WEIGHTED AVERAGE STATED SPREAD DISTRIBUTION1WEIGHTED AVERAGE PRICE DISTRIBUTION1 UNDERLYING LOAN METRICS CARLYLE CREDIT INCOME FUND (CCIF) August 2024 Wtd Avg = 97.5 – 100 Wtd Avg = 3.0 – 3.5% Wtd Avg = B+ Past performance is not indicative of future results or a guarantee of future returns. Please review the Important Information. 1. Percentages may not sum due to rounding. 0.2% 0.1% 0.5% 1.5% 5.9%7.0% 11.4% 16.1% 35.3% 15.9% 3.9% 1.0% 1.0%0.3% 0% 5% 10% 15% 20% 25% 30% 35% 40% 2.0% 1.7% 3.9% 5.8% 6.3% 35.5% 44.9% 0% 5% 10% 15% 20% 25% 30% 35% 40% 45% 50% 2.6% 11.6% 15.2% 19.5% 22.7% 13.9% 7.2% 3.9% 1.9% 1.5% 0% 5% 10% 15% 20% 25%

IMPORTANT INFORMATION © 2023 Carlyle Credit Income Fund. All Rights Reserved Investors should consult with their financial advisor about the suitability of CCIF in their portfolio. Investing in CCIF involves a high degree of risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. This is a non-diversified closed-end fund. Shares of CCIF’s common stock are listed on the New York Stock Exchange. Shares of closed-end funds frequently trade at a discount from their net asset value (NAV), which may increase investors’ risk of loss. CCIF cannot predict whether its shares will trade at, below or above NAV. There is no assurance that CCIF’s investment objectives will be achieved or that monthly distributions paid by CCIF will be maintained at the targeted level or that dividends will be paid at all. CCIF’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to CCIF for investment. A return of capital to shareholders is a return of a portion of their original investment in CCIF, thereby reducing the tax basis of their investment. This material is provided for general and educational purposes only, is not intended to provide legal or tax advice, does not constitute a solicitation of an offer to buy or sell CCIF’s shares, and is not for use to avoid any penalties that may be imposed under U.S. federal tax laws. Contact your attorney or other advisor regarding your specific legal, investment or tax situation. Investing involves risk. CCIF invests primarily in below investment grade instruments, which are commonly referred to as “high yield” securities or “junk” bonds. CCIF invests a significant portion of its assets in CLO junior debt and equity securities, which often involve risks that are different from or more pronounced than risks associated with other types of credit instruments. Because of the risks associated with investing in high yield securities, an investment in CCIF should be considered speculative. Investors should carefully consider the investment objective, risks, charges and expenses of CCIF before investing. CCIF’s filings with the Securities and Exchange Commission (“SEC”) contain information about CCIF’s investment objectives, risks, charges and expenses as well as other information about CCIF. These filings should be read carefully before investing. CCIF’s filings with the SEC may be found on the SEC’s website (www.sec.gov) or on CCIF’s website, www.carlylecreditincomefund.com. ABOUT CARLYLE The Carlyle Group (NASDAQ: CG) is a global investment firm with deep industry experience that deploys private capital across three business segments: Global Private Equity, Global Credit and Global Investment Solutions. With approximately $435 billion of assets under management as of June 30, 2024, Carlyle’s purpose is to invest wisely and create value on behalf of its investors, portfolio companies and the communities in which we live and invest. The Carlyle Group employs more than 2,200 people in 29 offices across 4 continents as of June 30, 2024. 3 CARLYLE CREDIT INCOME FUND (CCIF) August 2024 Past performance is not indicative of future results or a guarantee of future returns. Please review the Important Information.